Recent Accounting Pronouncements (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Recent accounting pronouncements [Abstract]
Interchange fee income, net	$ 52	$ 42	$ 98	$ 63	$ 482	$ 443
Payments under operating lease					480
Accumulated Other Comprehensive Income (Loss) [Member]
Recent accounting pronouncements [Abstract]
Reclassification of loss on equity securities	443	0	443	0
ASU 2016-01 [Member] | Retained Earnings [Member]
Recent accounting pronouncements [Abstract]
Reclassification of loss on equity securities					(443)
ASU 2016-01 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Recent accounting pronouncements [Abstract]
Reclassification of loss on equity securities					443
ASU 2014-09 [Member]
Recent accounting pronouncements [Abstract]
Gross interchange fees	131	124	252	243
Related cost	79	82	154	180
Interchange fee income, net	$ 52	$ 42	$ 98	$ 63
ASU 2016-02 [Member] | Operating Lease Expiring in 2019 [Member]
Recent accounting pronouncements [Abstract]
Payments under operating lease					157
ASU 2016-02 [Member] | Operating Lease Expiring in 2020 [Member]
Recent accounting pronouncements [Abstract]
Payments under operating lease					126
ASU 2016-02 [Member] | Operating Lease Expiring in 2021 [Member]
Recent accounting pronouncements [Abstract]
Payments under operating lease					$ 159